Taxes - Schedule of Loss Before Income Tax Provision (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income (Loss) Before Income Tax [Abstract]
Loss before income tax expense from China	$ (672,889)	$ (115,269)
Loss before income tax expense from outside of China	(736,012)	(408,391)
Total loss before income tax provision	$ (1,408,901)	$ (523,660)